Equity (Tables)	12 Months Ended
Jun. 30, 2019
Equity
Schedule of capital (number of shares)
Shareholder	2019	2018

Cresud S.A.C.I.F.Y.A.	23,291,500	23,291,500
Board of Directors	8,462,700	8,431,700
Executive Board	131,267	168,267
Officers	8,593,967	8,599,967
Treasury	3,086,748	3,086,748
Other	21,916,701	21,910,701
Total shares of paid-up capital	56,888,916	56,888,916
Total outstanding shares	21,916,701	21,910,701
Outstanding shares as percentage of total shares (%)	39	39

Schedule of dividends
	2019	2018
Profit for the year	177,079	126,338
(-) Constitution of legal reserve (5% of net profit)	(8,854)	(6,317)
Adjusted net profit	168,225	120,021

(-) Mandatory minimum dividends - 25% of adjusted net profit	(42,056)	(30,005)
(-) Additional dividends proposed	(7,944)	(10,995)

Proposed dividends	(50,000)	(41,000)

Set-up of reserve for investments and expansion	118,225	79,021

Total paid-in capital (per thousand shares)	56,889	56,889
(-) Treasury shares (per thousand shares)	(3,087)	(3,087)
(=) Outstanding shares (per thousand shares)	53,802	53,802

Dividend per share (R$)	0.93	0.76

Schedule of changes in treasury shares
Treasury shares	Number of shares	Amount (R$)
At June 30, 2017	3,254,556	36,797
Acquisitions	50,300	610
Transfer to Board of Executive Officers – 2nd and 3rd Grant of Shares (Note 21)	(218,108)	(2,199)
At June 30, 2018	3,086,748	35,208

At June 30, 2019	3,086,748	35,208

Schedule of subscription warrants
	Second issue
BrasilAgro – Companhia Brasileira de Propriedades Agrícolas	2019	2018
Price of share - R$	16.60	13.55
Maturity (years)	15	15
Maturity (day/month/year)	27/04/2021	27/04/2021
Exercise price at year end - R$/share	20.23	19.57
Number of existing shares	56,888,916	56,888,916
Percentage of capital available for conversion (shares) - %	20	20
Number of outstanding shares and stock purchase warrants	256,000	256,000